1933 Act/Rule 497(j)


                                December 1, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Multi-Portfolio Fund
         Registration No. 33-19423

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectuses and Statements of Additional Information (Versions A and B) that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on November 30, 2000.


                                Very truly yours,
                                /s/ Pamela S. Sinofsky
                                Pamela S. Sinofsky
                                Phoenix Investment Partners, Ltd.